Prepaid and Other Current Assets (Schedule of Prepaid and Other Assets, Current) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepayment for Sohu services	$ 10,101	$ 0
Accrued interest income	4,242	234
VAT refund receivables	2,355	2,235
Rental deposits	2,307	1,899
Capitalized transaction cost	1,670	0
Employee advance	1,252	4,809
Restricted cash	795	0
Others	6,323	2,433
Total	$ 29,045	$ 11,610